Investments accounted for using the equity method - Summary of Market Value of Sanofi's Investment in Regeneron Based on Quoted Stock Market Price Per Share (Details) - Dec. 31, 2019 - Regeneron
$ / shares in Units, € in Millions, $ in Millions
	USD ($) $ / shares	EUR (€)
Disclosure of transactions between related parties [line items]
Quoted stock market price per share (in USD per share)	$ 375.48
Market value of investment in Regeneron	$ 8,767	€ 7,820